LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.50%
Automobile Components–0.96%
†Goodyear Tire & Rubber Co.	177,131	$ 1,951,984
Standard Motor Products, Inc.	56,400	2,081,724
		4,033,708
Automobiles–0.56%
Thor Industries, Inc.	29,819	2,374,785
		2,374,785
Banks–1.80%
Financial Institutions, Inc.	78,914	1,521,462
Midland States Bancorp, Inc.	84,425	1,808,383
New York Community Bancorp, Inc.	229,222	2,072,167
WesBanco, Inc.	72,077	2,212,764
		7,614,776
Beverages–0.58%
Molson Coors Beverage Co. Class B	47,054	2,431,751
		2,431,751
Biotechnology–4.50%
†2seventy bio, Inc.	137,780	1,405,356
†4D Molecular Therapeutics, Inc.	150,548	2,587,920
†Anika Therapeutics, Inc.	93,198	2,676,646
†Bluebird Bio, Inc.	493,765	1,570,173
†Emergent BioSolutions, Inc.	56,900	589,484
†Kodiak Sciences, Inc.	306,974	1,903,239
†PMV Pharmaceuticals, Inc.	128,267	611,834
†Sage Therapeutics, Inc.	73,947	3,102,816
†United Therapeutics Corp.	13,861	3,104,309
†Vanda Pharmaceuticals, Inc.	214,619	1,457,263
		19,009,040
Broadline Retail–0.29%
Big Lots, Inc.	65,852	721,738
†Qurate Retail, Inc.	487,381	481,435
		1,203,173
Building Products–1.51%
Griffon Corp.	119,068	3,811,367
Owens Corning	26,678	2,555,752
		6,367,119
Capital Markets–1.02%
Invesco Ltd.	113,097	1,854,791
Jefferies Financial Group, Inc.	77,574	2,462,199
		4,316,990
Chemicals–1.53%
Mativ Holdings, Inc.	172,538	3,704,391
Trinseo PLC	50,054	1,043,626
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Tronox Holdings PLC Class A	120,591	$ 1,734,098
		6,482,115
Commercial Services & Supplies–2.54%
ACCO Brands Corp.	302,057	1,606,943
Deluxe Corp.	78,958	1,263,328
Ennis, Inc.	136,227	2,873,027
†GEO Group, Inc.	434,249	3,426,225
MillerKnoll, Inc.	77,420	1,583,239
		10,752,762
Communications Equipment–1.14%
†Aviat Networks, Inc.	86,280	2,973,209
†NETGEAR, Inc.	100,530	1,860,810
		4,834,019
Construction & Engineering–3.00%
Argan, Inc.	62,416	2,525,976
Granite Construction, Inc.	76,195	3,130,091
MDU Resources Group, Inc.	97,382	2,968,203
Primoris Services Corp.	101,775	2,509,771
†Tutor Perini Corp.	249,649	1,540,334
		12,674,375
Consumer Finance–0.86%
Bread Financial Holdings, Inc.	42,046	1,274,835
Navient Corp.	146,880	2,348,611
		3,623,446
Consumer Staples Distribution & Retail–0.42%
SpartanNash Co.	71,152	1,764,570
		1,764,570
Containers & Packaging–0.98%
Greif, Inc. Class A	40,177	2,546,016
Westrock Co.	52,702	1,605,830
		4,151,846
Diversified Consumer Services–1.27%
Graham Holdings Co. Class B	4,137	2,464,990
†Perdoceo Education Corp.	216,681	2,910,026
		5,375,016
Diversified REITs–0.93%
CTO Realty Growth, Inc.	117,235	2,023,476
One Liberty Properties, Inc.	82,132	1,883,287
		3,906,763
Diversified Telecommunication Services–0.64%
†Liberty Latin America Ltd. Class C	254,616	2,103,128
Lumen Technologies, Inc.	224,218	594,178
		2,697,306
LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–0.63%
Pinnacle West Capital Corp.	33,578	$ 2,660,721
		2,660,721
Electronic Equipment, Instruments & Components–6.65%
†Arrow Electronics, Inc.	19,796	2,471,927
Avnet, Inc.	58,197	2,630,504
Benchmark Electronics, Inc.	97,445	2,308,472
†Kimball Electronics, Inc.	126,496	3,048,554
†Knowles Corp.	115,884	1,970,028
Methode Electronics, Inc.	58,587	2,570,798
†Sanmina Corp.	59,635	3,637,139
†ScanSource, Inc.	70,716	2,152,595
TD SYNNEX Corp.	23,632	2,287,341
†TTM Technologies, Inc.	168,458	2,272,498
Vishay Intertechnology, Inc.	122,300	2,766,426
		28,116,282
Entertainment–0.10%
†Skillz, Inc.	733,900	435,349
		435,349
Financial Services–1.81%
Banco Latinoamericano de Comercio Exterior SA	160,770	2,794,183
Cass Information Systems, Inc.	67,134	2,907,574
Waterstone Financial, Inc.	129,042	1,952,405
		7,654,162
Food Products–1.57%
B&G Foods, Inc.	93,211	1,447,567
Fresh Del Monte Produce, Inc.	96,755	2,913,293
Seaboard Corp.	606	2,284,626
		6,645,486
Gas Utilities–0.62%
Spire, Inc.	37,034	2,597,565
		2,597,565
Ground Transportation–2.77%
Covenant Logistics Group, Inc.	107,453	3,805,985
Knight-Swift Transportation Holdings, Inc.	46,860	2,651,339
Ryder System, Inc.	30,480	2,720,035
Schneider National, Inc. Class B	95,095	2,543,791
		11,721,150
Health Care Equipment & Supplies–2.47%
†Avanos Medical, Inc.	77,128	2,293,787
DENTSPLY SIRONA, Inc.	51,062	2,005,715
†Envista Holdings Corp.	50,002	2,044,082
=†OmniAb, Inc. Earnout Shares	8,030	0
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
=†OmniAb, Inc. Earnout Shares	8,030	$ 0
†QuidelOrtho Corp.	22,789	2,030,272
†Varex Imaging Corp.	113,640	2,067,111
		10,440,967
Health Care Providers & Services–2.79%
†Fulgent Genetics, Inc.	40,237	1,256,199
†Invitae Corp.	300,900	406,215
National HealthCare Corp.	34,764	2,018,746
†OPKO Health, Inc.	709,718	1,036,188
Premier, Inc. Class A	70,120	2,269,784
Select Medical Holdings Corp.	102,564	2,651,280
Universal Health Services, Inc. Class B	16,993	2,159,810
		11,798,222
Health Care REITs–2.33%
LTC Properties, Inc.	67,100	2,357,223
Medical Properties Trust, Inc.	122,800	1,009,416
National Health Investors, Inc.	42,970	2,216,393
Omega Healthcare Investors, Inc.	82,946	2,273,550
Sabra Health Care REIT, Inc.	173,499	1,995,238
		9,851,820
Health Care Technology–1.28%
†American Well Corp. Class A	682,364	1,610,379
†Computer Programs & Systems, Inc.	74,386	2,246,457
†Multiplan Corp.	583,960	618,998
†Teladoc Health, Inc.	35,500	919,450
		5,395,284
Household Durables–6.24%
†Beazer Homes USA, Inc.	154,444	2,452,571
Century Communities, Inc.	44,555	2,847,956
Ethan Allen Interiors, Inc.	94,320	2,590,027
KB Home	72,657	2,919,358
†M/I Homes, Inc.	53,708	3,388,438
MDC Holdings, Inc.	62,748	2,439,015
Meritage Homes Corp.	29,423	3,435,429
†Taylor Morrison Home Corp.	86,098	3,294,109
†Tri Pointe Homes, Inc.	119,097	3,015,536
		26,382,439
Industrial REITs–0.08%
Industrial Logistics Properties Trust	110,778	340,088
		340,088

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–3.21%
Axis Capital Holdings Ltd.	43,699	$ 2,382,469
CNO Financial Group, Inc.	99,106	2,199,162
Old Republic International Corp.	96,276	2,404,012
Universal Insurance Holdings, Inc.	188,791	3,439,772
Unum Group	79,542	3,146,682
		13,572,097
Life Sciences Tools & Services–0.09%
†OmniAb, Inc.	103,773	381,885
		381,885
Machinery–2.03%
Miller Industries, Inc.	89,231	3,154,316
REV Group, Inc.	180,344	2,162,324
Timken Co.	40,087	3,275,910
		8,592,550
Marine Transportation–0.81%
Eagle Bulk Shipping, Inc.	38,559	1,754,435
Genco Shipping & Trading Ltd.	106,632	1,669,857
		3,424,292
Media–0.84%
†DISH Network Corp. Class A	79,314	740,000
Gray Television, Inc.	105,279	918,033
TEGNA, Inc.	112,761	1,906,788
		3,564,821
Metals & Mining–1.85%
Olympic Steel, Inc.	70,294	3,670,050
SunCoke Energy, Inc.	275,130	2,470,667
U.S. Steel Corp.	64,699	1,688,644
		7,829,361
Mortgage Real Estate Investment Trusts (REITs)–6.38%
AGNC Investment Corp.	192,496	1,940,360
Annaly Capital Management, Inc.	86,820	1,659,130
Apollo Commercial Real Estate Finance, Inc.	176,498	1,643,196
Ares Commercial Real Estate Corp.	164,463	1,494,969
ARMOUR Residential REIT, Inc.	296,073	1,554,383
Chimera Investment Corp.	200,886	1,132,997
Dynex Capital, Inc.	154,148	1,868,274
Ellington Financial, Inc.	140,489	1,715,371
Granite Point Mortgage Trust, Inc.	226,793	1,124,893
Great Ajax Corp.	228,469	1,503,326
Invesco Mortgage Capital, Inc.	113,003	1,253,203
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc.	150,675	$ 1,494,696
New York Mortgage Trust, Inc.	174,775	1,740,759
Ready Capital Corp.	159,993	1,627,129
Redwood Trust, Inc.	237,984	1,604,012
Rithm Capital Corp.	233,961	1,871,688
Two Harbors Investment Corp.	117,866	1,733,809
		26,962,195
Multi-Utilities–0.60%
NorthWestern Corp.	43,516	2,517,836
		2,517,836
Office REITs–1.05%
Equity Commonwealth	88,965	1,842,465
Franklin Street Properties Corp.	419,800	659,086
Office Properties Income Trust	99,193	1,220,074
SL Green Realty Corp.	30,190	710,069
		4,431,694
Oil, Gas & Consumable Fuels–6.92%
Dorian LPG Ltd.	177,314	3,535,641
DT Midstream, Inc.	45,861	2,264,158
EQT Corp.	80,939	2,582,764
Equitrans Midstream Corp.	303,957	1,756,871
HF Sinclair Corp.	64,359	3,113,688
International Seaways, Inc.	147,975	6,167,598
PBF Energy, Inc. Class A	109,093	4,730,273
†Peabody Energy Corp.	98,598	2,524,109
Vitesse Energy, Inc.	9,005	171,365
World Fuel Services Corp.	93,531	2,389,717
		29,236,184
Personal Care Products–0.70%
Edgewell Personal Care Co.	69,893	2,964,861
		2,964,861
Pharmaceuticals–4.16%
†Atea Pharmaceuticals, Inc.	339,484	1,137,271
†Athira Pharma, Inc.	206,547	516,368
†Cara Therapeutics, Inc.	204,115	1,002,205
†Collegium Pharmaceutical, Inc.	130,689	3,135,229
†Ligand Pharmaceuticals, Inc.	21,527	1,583,526
Perrigo Co. PLC	65,439	2,347,297
†Prestige Consumer Healthcare, Inc.	46,329	2,901,585
†Supernus Pharmaceuticals, Inc.	77,175	2,796,050
Viatris, Inc.	226,260	2,176,621
		17,596,152

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–2.64%
Barrett Business Services, Inc.	31,893	$ 2,826,996
†Conduent, Inc.	506,252	1,736,444
Kelly Services, Inc. Class A	113,360	1,880,642
ManpowerGroup, Inc.	26,299	2,170,456
Resources Connection, Inc.	147,892	2,523,038
		11,137,576
Retail REITs–1.77%
Getty Realty Corp.	89,689	3,231,495
Necessity Retail REIT, Inc.	327,414	2,056,160
Spirit Realty Capital, Inc.	54,778	2,182,355
		7,470,010
Semiconductors & Semiconductor Equipment–2.66%
†Alpha & Omega Semiconductor Ltd.	38,100	1,026,795
Amkor Technology, Inc.	105,355	2,741,337
†Cohu, Inc.	79,474	3,051,007
†Ichor Holdings Ltd.	68,533	2,243,770
Kulicke & Soffa Industries, Inc.	40,946	2,157,445
		11,220,354
Software–1.02%
Adeia, Inc.	143,668	1,272,899
†Consensus Cloud Solutions, Inc.	43,069	1,468,222
Ebix, Inc.	71,430	942,162
Xperi, Inc.	57,467	628,114
		4,311,397
Specialty Retail–4.62%
Aaron's Co., Inc.	114,708	1,108,079
Big 5 Sporting Goods Corp.	147,476	1,134,091
†Conn's, Inc.	121,639	737,132
†Container Store Group, Inc.	310,503	1,065,025
Foot Locker, Inc.	81,538	3,236,243
Gap, Inc.	176,541	1,772,472
Haverty Furniture Cos., Inc.	88,178	2,813,760
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Hibbett, Inc.	54,895	$ 3,237,707
†Tilly's, Inc. Class A	267,867	2,065,255
Upbound Group, Inc.	96,471	2,364,504
		19,534,268
Technology Hardware, Storage & Peripherals–0.81%
†Eastman Kodak Co.	365,366	1,498,000
Xerox Holdings Corp.	124,232	1,913,173
		3,411,173
Tobacco–0.55%
Universal Corp.	44,037	2,329,117
		2,329,117
Trading Companies & Distributors–2.18%
Air Lease Corp.	56,695	2,232,082
Boise Cascade Co.	34,672	2,193,004
Rush Enterprises, Inc. Class A	47,500	2,593,500
Triton International Ltd.	34,593	2,186,970
		9,205,556
Wireless Telecommunication Services–0.74%
Telephone & Data Systems, Inc.	133,992	1,408,256
†U.S. Cellular Corp.	83,400	1,728,882
		3,137,138
Total Common Stock (Cost $471,547,612)		420,483,612

MONEY MARKET FUND–0.21%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	880,992	880,992
Total Money Market Fund (Cost $880,992)		880,992

TOTAL INVESTMENTS–99.71% (Cost $472,428,604)	421,364,604
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,239,684
NET ASSETS APPLICABLE TO 39,564,928 SHARES OUTSTANDING–100.00%	$422,604,288

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
11	E-mini Russell 2000 Index	$997,425	$972,070	6/16/23	$25,355	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Small-Mid Cap 200 Fund–6

LVIP SSGA Small-Mid Cap 200 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$420,483,612	$—	$—	$420,483,612
Money Market Fund	880,992	—	—	880,992
Total Investments	$421,364,604	$—	$—	$421,364,604
Derivatives:

Assets:
Futures Contract	$25,355	$—	$—	$25,355
There were no Level 3 investments at the beginning or end of the period.
3. Subsequent Events
Effective April 11, 2023, Franklin Advisers Inc. replaced SSGA Funds Management, Inc. as subadviser to the Fund and the Fund’s name changed to LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund.
LVIP SSGA Small-Mid Cap 200 Fund–7